JPMorgan Small Cap Growth Fund Class L Investment Objectives and Goals - L Shares [Member] - JPMorgan Small Cap Growth Fund Class L	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: L/JISGXCurrently, the Fund (including Class L Shares) is publicly offered on a limited basis. (See “Investing with J.P. Morgan Funds — FUNDS SUBJECT TO A LIMITED OFFERING” in the prospectus for more information.)
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.